UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

         Williamsburg Investment Trust
         225 Pictoria Drive, Suite 450
         Cincinnati, Ohio  45246

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number: 811-05685

      Securities Act File Number:          033-25301

4(a). Last day of fiscal year for which this Form is filed: March 31, 2015

4(b). [ ]Check  box if this  Form is being  filed  late  (i.e.,  more than 90
         calendar  days   after  the  end  of   the   issuer's  fiscal  year).
         (See Instruction A.2)

NOTE: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):              $    348,267,901
                                                                ---------------
    (ii)  Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                   $  117,128,440
                                                ------------
   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any PRIOR fiscal year ending no
          earlier than October 11, 1995
          that were not previously used
          to reduce registration fees
          payable to the Commission:         $            0
                                                ------------

    (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                      -$    117,128,440
                                                                ---------------


     (v) Net sales - if Item 5(i) is greater than
         Item  5(iv) [subtract Item 5(iv) from
         Item  5(i)]:                                          $   231,139,461
                                                                ---------------

    (vi) Redemption credits available
         for use in future years - if
         Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv)from
         Item 5(i)]:                        $      (      0)
                                             ---------------

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                 x     .0001162
                                                                ---------------

  (viii) Registration fee due [multiply Item 5(v)
         by Item 5(vii)] (enter "0" if no fee is due):         =   $ 26,858.41
                                                                ---------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ___________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                               +  $        0
                                                                ---------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:
                                                              =   $  26,858.41
                                                                ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 10, 2015


     Method of Delivery:

          [X] Wire Transfer
          [ ] Mail or other means



                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By     (Signature and Title)*      /s/ Tina H. Bloom
                                 ------------------------------
                                  Tina H. Bloom, Secretary

Date   June 11, 2015
      --------------------

* Please print the name and title of the signing officer below the signature.